Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Xiaozhong Lin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	[1]	$ 5,554
Amount due to related parties	[2]	102,188	79,301
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties		5,554
Amount due to related parties		737,188	149,757
Xuefen Zhang [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties	[3]	$ 635,000	$ 70,456

[1]	Xiaozhong Lin, Chairman and CEO of the Company. The balance represents temporary advances to employee for business purpose.
[2]	Xiaozhong Lin, Chairman and CEO of the Company
[3]	Xuefen Zhang, director and Chief Operating Officer of the Company.